UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10197

Nuveen California Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/29

Date of reporting period:         11/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
	November 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 139.5% (99.5% of Total Investments)

	MUNICIPAL BONDS – 139.5% (99.5% of Total Investments)

	Consumer Staples – 8.0% (5.7% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,
	Los Angeles County Securitization Corporation, Series 2006A:
$ 2,000	5.600%, 6/01/36	12/18 at 100.00	B	$ 1,981,960
2,000	5.650%, 6/01/41	12/18 at 100.00	B2	1,965,540
255	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	12/15 at 100.00	BBB+	255,003
	Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
1,995	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	12/15 at 100.00	Baa1	1,995,140
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,770	5.000%, 6/01/33	6/17 at 100.00	B	3,439,220
6,040	5.750%, 6/01/47	6/17 at 100.00	B	5,595,939
3,660	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	3,328,148
	Bonds, Series 2007A-2, 5.300%, 6/01/37
19,720	Total Consumer Staples			18,560,950
	Education and Civic Organizations – 2.8% (2.0% of Total Investments)
1,775	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	1,974,475
	Laboratory, Series 2012, 5.000%, 7/01/37
555	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education	6/22 at 102.00	N/R	627,017
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
2,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A,	6/20 at 100.00	A–	2,857,850
	6.250%, 6/01/40
850	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	956,735
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
5,680	Total Education and Civic Organizations			6,416,077
	Health Care – 15.8% (11.3% of Total Investments)
570	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	8/25 at 100.00	AA–	649,908
	Refunding Series 2015A, 5.000%, 8/15/43
395	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	444,490
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
435	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	494,473
	Series 2014A, 5.000%, 10/01/38
855	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	960,003
	Series 2014B, 5.000%, 10/01/44
895	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	AA–	997,648
	San Diego, Series 2011, 5.250%, 8/15/41
1,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	1,549,335
	5.250%, 11/15/46
2,470	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	A–	2,563,588
	of Central California, Series 2007, 5.250%, 2/01/27
1,300	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/26 at 100.00	A	1,466,114
	System/West, Series 2015A, 5.000%, 3/01/35
3,200	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	3,572,544
	Series 2012A, 5.000%, 4/01/42
5,245	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	1/16 at 100.00	CCC	4,741,900
	Health System, Series 2005A, 5.250%, 7/01/35
425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	437,045
	System, Series 2001C, 5.250%, 8/01/31
1,035	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AA	1,100,019
	2004D, 5.050%, 8/15/38 – AGM Insured
1,610	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	AA–	1,789,563
	California, Series 2010, 5.375%, 3/15/36
455	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB	477,946
	6.500%, 11/01/29
1,500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	1,654,920
	6.625%, 11/01/29
4,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	5,101,296
	6.000%, 11/01/41
5,785	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	5,975,500
	Center, Series 2007A, 5.000%, 7/01/38
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	2,739,600
	7.500%, 12/01/41
34,725	Total Health Care			36,715,892
	Housing/Multifamily – 1.4% (1.0% of Total Investments)
1,280	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,437,402
	Series 2010A, 6.400%, 8/15/45
410	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	456,863
	Series 2012A, 5.500%, 8/15/47
940	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	1,089,328
	Series 2012B, 7.250%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
80	5.250%, 8/15/39	8/24 at 100.00	BBB	89,788
220	5.250%, 8/15/49	8/24 at 100.00	BBB	246,096
2,930	Total Housing/Multifamily			3,319,477
	Housing/Single Family – 3.2% (2.3% of Total Investments)
5,775	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2006M,	2/16 at 100.00	A	5,777,310
	4.650%, 8/01/31 (Alternative Minimum Tax)
1,490	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	A	1,514,347
	5.050%, 2/01/29 (Alternative Minimum Tax)
45	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A	45,788
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
7,310	Total Housing/Single Family			7,337,445
	Industrials – 0.0% (0.0% of Total Investments)
3,175	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	N/R	10,001
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)
	Tax Obligation/General – 32.8% (23.4% of Total Investments)
1,300	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	8/22 at 100.00	Aa3	1,511,549
	Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured
4,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2014,	8/24 at 100.00	AA–	4,683,120
	5.000%, 8/01/31
	California State, General Obligation Bonds, Various Purpose Refunding Series 2015:
675	5.000%, 8/01/32	2/25 at 100.00	AA–	793,139
2,000	5.000%, 8/01/34	8/25 at 100.00	AA–	2,350,020
13,850	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 4/01/38	4/19 at 100.00	AA–	16,146,189
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,000	6.000%, 3/01/33	3/20 at 100.00	AA–	2,402,340
1,000	5.250%, 11/01/40	11/20 at 100.00	AA–	1,166,330
	California State, General Obligation Bonds, Various Purpose Series 2011:
4,850	5.250%, 10/01/28	No Opt. Call	AA–	5,758,163
2,300	5.000%, 9/01/41	9/21 at 100.00	AA–	2,591,778
2,190	5.000%, 10/01/41	10/21 at 100.00	AA–	2,471,568
	California State, General Obligation Bonds, Various Purpose Series 2013:
2,500	5.000%, 2/01/43	No Opt. Call	AA–	2,834,075
2,240	5.000%, 11/01/43	11/23 at 100.00	AA–	2,567,264
	California State, General Obligation Bonds, Various Purpose Series 2014:
2,000	5.000%, 5/01/32	5/24 at 100.00	AA–	2,324,700
1,815	5.000%, 10/01/44	10/24 at 100.00	AA–	2,076,669
32,730	Desert Community College District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	6,598,041
	Election 2004 Series 2007C, 0.000%, 8/01/46 – AGM Insured
1,285	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/19 at 100.00	Aa2	1,457,653
	Series 2009D, 5.000%, 7/01/27
1,265	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	8/17 at 100.00	AA–	1,332,652
	of 2004, Series 2007A, 5.000%, 8/01/32 – NPFG Insured
10,330	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital	No Opt. Call	A+	4,268,046
	Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/35
2,000	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	A+	1,722,260
	Election 2006 Series 2011, 0.000%, 8/01/45
2,000	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	2,038,380
	NPFG Insured
1,425	San Joaquin Delta Community College District, California, General Obligation Bonds, Refunding	8/25 at 100.00	Aa2	1,680,973
	Series 2015A, 5.000%, 8/01/32
21,000	San Marcos Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	4,426,170
	2010 Election, Series 2012B, 0.000%, 8/01/51
1,000	Southwestern Community College District, San Diego County, California, General Obligation	8/21 at 100.00	Aa2	1,135,430
	Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36
1,600	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,867,744
	2011C, 5.250%, 8/01/47
117,355	Total Tax Obligation/General			76,204,253
	Tax Obligation/Limited – 27.1% (19.3% of Total Investments)
7,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A+	8,316,209
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/31
3,525	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/24 at 100.00	A+	4,034,821
	Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39
3,770	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/22 at 100.00	A+	4,290,901
	2012G, 5.000%, 11/01/37
4,520	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	9/24 at 100.00	A+	5,173,728
	2014E, 5.000%, 9/01/39
960	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds,	4/16 at 100.00	A	969,715
	Jurupa Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
10,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	11,220,899
	Asset-Backed Revenue Bonds, Series 2015A, 5.000%, 6/01/45
1,785	Hawthorne Community Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2,	9/16 at 100.00	N/R	1,813,792
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,800	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation,	2/17 at 100.00	A–	1,871,334
	Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/23 at 100.00	AA	1,633,560
	Participation, Series 2013A, 5.000%, 2/01/38 – BAM Insured
870	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	894,395
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
205	5.000%, 9/01/26	9/16 at 100.00	N/R	208,579
470	5.125%, 9/01/36	9/16 at 100.00	N/R	477,515
1,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding	9/25 at 100.00	N/R	1,069,470
	Series 2015, 5.000%, 9/01/40
415	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	422,391
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
800	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	3/16 at 100.00	A1	801,368
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,350	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	1,523,948
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
750	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	931,575
	2011A, 7.000%, 9/01/31
475	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	591,708
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
175	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	211,587
	Project, Series 2011, 6.750%, 9/01/40
195	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	210,231
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
1,195	5.250%, 9/01/30	9/23 at 100.00	N/R	1,288,688
1,080	5.750%, 9/01/39	9/23 at 100.00	N/R	1,172,102
3,085	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	3,364,655
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
6,275	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	933,846
	8/01/45 – NPFG Insured
550	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	625,603
	2011A, 5.750%, 9/01/30
100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	122,827
	Area, Series 2011B, 6.500%, 10/01/25
225	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding	9/25 at 100.00	N/R	241,130
	Series 2015, 5.000%, 9/01/37
	San Buenaventura Redevelopment Agency, California, Merged Project Areas Tax Allocation Bonds,
	Series 2008:
1,000	7.750%, 8/01/28	8/16 at 102.00	A	1,062,470
1,325	8.000%, 8/01/38	8/16 at 102.00	A	1,409,204
60	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	64,415
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40 (WI/DD, Settling 12/03/15)
990	San Diego, California, Special Tax Bonds, Community Facilities District 4 Black Mountain Ranch	3/16 at 100.00	N/R	1,024,977
	Villages, Series 2008A, 6.000%, 9/01/37
210	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	222,625
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
80	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	96,636
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
85	7.000%, 8/01/33	2/21 at 100.00	BBB+	102,190
105	7.000%, 8/01/41	2/21 at 100.00	BBB+	126,235
995	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	1,050,680
	Project, Refunding Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
1,100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	1,168,321
765	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	810,938
140	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	158,144
	7.000%, 10/01/26
930	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	3/16 at 100.00	N/R	930,391
	District 03-02 Roripaugh, Series 2006, 5.500%, 9/01/36
240	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	291,703
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
62,100	Total Tax Obligation/Limited			62,935,506
	Transportation – 15.5% (11.1% of Total Investments)
2,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	2,279,160
	2013S-4, 5.250%, 4/01/48
2,240	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	2,653,235
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
4,940	5.750%, 1/15/46	1/24 at 100.00	BBB–	5,738,897
4,935	6.000%, 1/15/53	1/24 at 100.00	BBB–	5,762,698
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International
	Airport, Senior Lien Series 2015D:
870	5.000%, 5/15/31 (Alternative Minimum Tax)	5/25 at 100.00	AA	1,008,469
3,810	5.000%, 5/15/33 (Alternative Minimum Tax)	5/25 at 100.00	AA	4,365,841
1,000	5.000%, 5/15/36 (Alternative Minimum Tax)	5/25 at 100.00	AA	1,136,270
4,000	Los Angeles Harbors Department, California, Revenue Bonds, Refunding Series 2014B,	8/24 at 100.00	AA	4,560,680
	5.000%, 8/01/44
	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P:
1,545	5.000%, 5/01/29 (Alternative Minimum Tax)	No Opt. Call	A+	1,755,074
1,000	5.000%, 5/01/31 (Alternative Minimum Tax)	No Opt. Call	A+	1,127,170
1,000	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	1,139,560
	2013A, 5.750%, 6/01/44
4,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Senior Series	7/23 at 100.00	A+	4,393,800
	2013B, 5.000%, 7/01/43 (Alternative Minimum Tax)
31,340	Total Transportation			35,920,854
	U.S. Guaranteed – 9.4% (6.7% of Total Investments) (5)
1,930	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (5)	1,961,131
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA (5)	1,965,220
	Option Bond Trust 3211, 13.558%, 10/01/32 (Pre-refunded 4/01/18) (IF)
1,745	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	N/R (5)	1,839,928
	of Central California, Series 2007, 5.250%, 2/01/27 (Pre-refunded 2/01/17)
2,945	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	3,493,712
	Tender Option Bond Trust 1065, 9.404%, 3/01/33 (Pre-refunded 3/01/18) (IF)
2,225	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	AA+ (5)	2,386,023
	System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)
1,400	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA– (5)	1,444,086
	8/01/36 (Pre-refunded 8/01/16) – NPFG Insured
545	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA (5)	553,764
	5.000%, 4/01/36 (Pre-refunded 4/01/16) – NPFG Insured
205	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R (5)	210,244
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41 (Pre-refunded 5/15/16)
2,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BB+ (5)	2,299,640
	2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	CC (5)	2,672,820
	6.000%, 8/01/26 (ETM)
750	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA (5)	767,903
	2006, 5.000%, 12/01/31 (Pre-refunded 6/01/16) – FGIC Insured
825	San Mateo Union High School District, San Mateo County, California, Certificates of Participation,	12/17 at 100.00	N/R (5)	896,808
	Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
1,315	University of California, Limited Project Revenue Bonds, Series 2007D, 5.000%, 5/15/41	5/16 at 101.00	AA– (5)	1,356,409
	(Pre-refunded 5/15/16) – FGIC Insured
19,315	Total U.S. Guaranteed			21,847,688
	Utilities – 10.8% (7.7% of Total Investments)
2,355	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,708,344
	2007A, 5.000%, 11/15/35
14,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	15,886,639
	2012B, 5.000%, 7/01/43
1,500	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project	7/24 at 100.00	AA–	1,725,570
	Series 2014A, 5.000%, 7/01/38
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	4,636,640
	5.000%, 11/01/33
21,855	Total Utilities			24,957,193
	Water and Sewer – 12.7% (9.0% of Total Investments)
5,240	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	5,554,610
	Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative
	Minimum Tax)
1,400	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/25 at 100.00	AAA	1,690,472
	System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/31
4,265	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing,	3/22 at 100.00	AA–	4,811,048
	Series 2012, 5.000%, 9/01/41
7,890	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/24 at 100.00	AA	9,063,558
	2014A, 5.000%, 7/01/44
1,160	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,751,832
	Bond Trust 09-8B, 17.633%, 7/01/35 (IF) (6)
5,825	Sacramento, California, Wastewater Revenue Bonds, Series 2013, 5.000%, 9/01/42	9/23 at 100.00	AA	6,535,302
25,780	Total Water and Sewer			29,406,822
$ 351,285	Total Long-Term Investments (cost $298,432,660)			323,632,158

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.7% (0.5% of Total Investments)

	MUNICIPAL BONDS – 0.7% (0.5% of Total Investments)

	Health Care – 0.7% (0.5% of Total Investments)
$ 1,320	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 1,321,042
	Health System, Series 2014A, 6.000%, 12/15/15 (7)
125	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	125,099
	Health System, Series 2014B, 6.000%, 12/15/15 (7)
200	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	200,158
	Health System, Series 2014C, 6.000%, 12/15/15 (7)
$ 1,645	Total Short-Term Investments (cost $1,645,000)			1,646,299
	Total Investments (cost $300,077,660) – 140.2%			325,278,457
	Floating Rate Obligations – (0.4)%			(965,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.2)% (8)			(98,000,000)
	Other Assets Less Liabilities – 2.4%			5,720,413
	Net Assets Applicable to Common Shares – 100%			$ 232,033,870

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$323,632,158	$ —	$323,632,158
Short-Term Investments:
Municipal Bonds	—	—	1,646,299	1,646,299
Total	$ —	$323,632,158	$1,646,299	$325,278,457

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $299,269,863.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$29,108,534
Depreciation	(4,064,940)
Net unrealized appreciation (depreciation) of investments	$25,043,594

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.1%.
ETM	Escrowed to maturity.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         January 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 29, 2016